Ordinary shares and treasury stock	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Ordinary shares and treasury stock

13. Ordinary shares and treasury stock

FinVolution Group adopted a dual class share structure. For the years ended December 31, 2022, 2023 and 2024, the Company repurchased 59,088,885, 107,601,530 and 88,949,555 Class A ordinary shares on the open market for an aggregate cash consideration of US$51.0 million (RMB343.8 million), US$97.9 million (RMB691.5 million) and US$90.6 million (RMB643.2 million). The weighted average price of these shares repurchased were US$0.86, US$0.91 and US$1.02 per share. These issued and repurchased shares are considered not outstanding and therefore were accounted for under the cost method and includes such treasury stock as a component of the shareholder’s equity.

For the years ended December 31, 2022, 2023 and 2024, certain Class B ordinary shareholders sold 10,000,000, nil and 2,500,000 Class B ordinary shares on the open market which were automatically transferred into Class A ordinary shares upon completion of the transactions.

As of December 31, 2024, 1,550,071,169 ordinary shares have been issued at par value of US$0.00001, including (i) 983,371,169 Class A ordinary shares and (ii) 566,700,000 Class B ordinary shares.